Consolidated Statements of Cash Flows (Unaudited) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	£ (3,308)	£ (3,568)	£ (7,079)	£ (7,656)	£ (5,460)
Adjustments for:
Depreciation of property, plant and equipment	67	72	143	174	213
Depreciation of right of use asset	68	70	137	166	190
Amortisation of intangible fixed assets	1	1	3	3
Loss/(Profit) on disposal of property, plant and equipment			2	14	(39)
Impairment of loan			79	207
Finance income	(839)	(410)	(570)	(497)	(936)
Finance expense	49	22	41	53	44
Share-based payment charge	150	15	28	123	89
Taxation	(125)	(288)	(406)	(832)	(646)
Foreign exchange gains				(1)	(3)
Foreign exchange losses	2
Cash flows from operating activities before changes in working capital	(3,935)	(4,086)	(7,622)	(8,246)	(6,548)
Decrease/(Increase) in trade and other receivables	(1,298)	103	365	7	(487)
(Decrease)/Increase in trade and other payables	426	309	(207)	356	(130)
(Decrease)/Increase in provisions		(207)	(207)	157
Cash used in operations	(4,807)	(3,881)	(7,671)	(7,726)	(7,165)
Taxes received			845	678	1,157
Net cash used in operating activities	(4,807)	(3,881)	(6,826)	(7,048)	(6,008)
Investing activities
Purchases of property, plant and equipment		(4)	(26)	(62)	(320)
Proceeds from disposal of fixed assets			4	20	42
Purchase intangible asset			(237)
Loan granted			(79)	(207)
Purchase intangible asset	(852)
Interest received	98	24	73	29
Net cash (used in)/generated from investing activities	(754)	20	(265)	(220)	(278)
Financing activities
Interest paid		(7)	(13)	(18)	(15)
Amounts paid on lease liabilities			(188)	(178)	(112)
Repayment from Government loan					(103)
Amounts paid on lease liabilities	(93)	(95)
Share issues including warrants, net of costs	4,738	6,354	10,427	243	9,035
Net cash generated from financing activities	4,645	6,252	10,226	47	8,805
Net increase/(decrease) in cash and cash equivalents	(916)	2,391	3,135	(7,221)	2,519
Cash and cash equivalents at beginning of year	5,971	2,836	2,836	10,057	7,546
Exchange (losses)/gains on cash and cash equivalents					(8)
Cash and cash equivalents at end of year	£ 5,055	£ 5,227	£ 5,971	£ 2,836	£ 10,057